ACQUISITIONS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 24, 2021	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021
Business Acquisition [Line Items]
Purchase price				$ 2,929,281
Debt principal balance					$ 1,062,764	$ 500,000
[custom:LegalFeesRelatedToAcquisitions]				8,200	$ 0
Double D Trucking, Inc. [Member]
Business Acquisition [Line Items]
Purchase price				500,000
Double D Trucking, Inc. [Member] | Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase price		$ 100,000
Double D Trucking, Inc. [Member] | Asset Purchase Agreement [Member] | Promissory Notes [Member]
Business Acquisition [Line Items]
Debt principal balance		$ 400,000
Cougar Express, Inc [Member]
Business Acquisition [Line Items]
Purchase price	$ 2,000,000			$ 2,429,281
Debt principal balance	$ 350,000
Increase in customer relations asset acquired and accrued expenses			$ 7,057